Subsequent Events - MIP Exchange Offer (Details) - shares		12 Months Ended
	Jan. 26, 2023	Dec. 31, 2022
2022 Plan | RSU
Subsequent Events
Granted during the year		11,430,966
Subsequent Events | GBTG MIP Options
Subsequent Events
Number of options cancelled or exercised	10,088,754
Options exercised	2,699,885
Subsequent Events | 2022 Plan | RSU
Subsequent Events
Granted during the year	4,817,142
Share-based compensation arrangement by share-based payment award anniversaries ratio	33.33%